Accumulated Other Comprehensive Loss - Schedule of Accumulated Other Comprehensive Loss (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Schedule of Accumulated other Comprehensive Loss [Abstract]
Loss on investments designated as FVTOCI	$ 24,416	$ 24,421
Share of loss in associate	2,233	1,449
Loss on currency translation adjustment	36,002	34,175
Accumulated other comprehensive loss	$ 62,651	$ 60,045